Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 4,159	$ 2,785
Web hosting fees	1,057	711
Third party service fees	1,173	155
Other	163	213
Cost of revenue	$ 6,552	$ 3,864